Long Term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended								12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Apr. 30, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Vessel	Dec. 31, 2007
Debt Instrument [Line Items]
Senior secured credit facility													$ 800,000
Interest rate on Credit facility												U.S. dollar Libor plus a margin of 2.50%, 3.00% or 3.50% depending on the Leverage Ratio
Maximum Leverage Ratio												75.00%
Prepayment of borrowings	Prepayments of borrowings were made quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment on a rolling 12 month trailing basis	Borrowings under the credit facility were repaid quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment on a rolling 12 month trailing basis	Fixed quarterly prepayments of $10,000
Credit facility actual repayment				$ 11,080	$ 23,000	$ 12,068	$ 11,788	$ 15,341	$ 10,000	$ 10,000	$ 13,816
Credit Facility Margin	3.75%	3.50%	3.00%
Term of waiver for leverage ratio test	2 years
Maturity date of credit facility												Aug. 14, 2016
Financial covenants of credit facility												A minimum cash balance of the lower of $15,000 or six months net interest expense; b) net debt to total capitalization ratio not to exceed 75%; c) EBITDA to debt service, on a trailing four-quarter basis, to be no less than 1.10 to 1; and d) a minimum net worth of $200,000 (with all terms as defined in the credit facility)
Number of vessels pledged as collateral under credit facility agreement												17
Minimum [Member]
Debt Instrument [Line Items]
Anticipated Leverage Ratio Range	75.00%		65.00%
Credit Facility Margin				2.50%								2.50%